Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	PIPE Investors	Gores Guggenheim, Inc.	Share capital	Share capital PIPE Investors	Share capital Gores Guggenheim, Inc.	Other contributed capital	Other contributed capital PIPE Investors	Other contributed capital Gores Guggenheim, Inc.	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2021	$ 122,496			$ 1,865,909			$ 35,231			$ (16,784)	$ (1,761,860)
Net loss	502,734										502,734
Other comprehensive income (loss)	(10,659)									(10,659)
Total comprehensive loss	492,075			0			0			(10,659)	502,734
Changes in the consolidated group	(1,512)			1,846,472			(1,846,472)				(1,512)
Issuance of Volvo Cars Preference Shares	(588,826)			(589)			(588,237)
Issuance to Convertible Note holders	0			(43)			43
Issuance of new shares		$ (250,000)	$ (522,107)		$ (265)	$ (822)		$ (249,735)	$ (521,285)
Listing expense	(372,318)						(372,318)
Transaction costs	38,903						38,903
Earn-out rights	1,500,638										1,500,638
Equity-settled share-based payment	(4,342)			0			(4,342)
Ending balance at Jun. 30, 2022	(170,015)			21,156			3,578,674			(6,125)	(3,763,720)
Beginning balance at Dec. 31, 2022	(133,643)			21,165			3,584,232			(12,265)	(3,726,775)
Net loss	313,035										313,035
Other comprehensive income (loss)	26,735									26,735
Total comprehensive loss	339,770			0			0			26,735	313,035
Equity-settled share-based payment	2,658			2			2,656
Ending balance at Jun. 30, 2023	$ (470,755)			$ 21,167			$ 3,586,888			$ (39,000)	$ (4,039,810)